COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

15.          COMMITMENTS AND CONTINGENCIES

Contingencies

Historically the Group has provided guarantees to certain institutional funding partners through a subsidiary that does not hold a financing guarantee license. In October 2019, The China Banking and Insurance Regulatory Commission, promulgated a new regulation pursuant to which this structure, may not deemed appropriate. The Group has ceased the business in 2020, and for existing loans, the Group will execute the contract until the expiration of the loans. The new regulation is silent with respect to any grace period that may be permitted to undertake the restructuring. Management has concluded, with the advice of the Group's legal counsel, that it is not reasonably possible to estimate any potential financial exposure the group may have as a result of operating the business during this intermediate time period, due to the substantial uncertainties regarding the interpretation and application of the relevant laws and regulations. As of December 31, 2020, the outstanding loan balance under this guarantee model amounted to RMB 6.37 billion, constituting 7% of total outstanding loan balance facilitated by the Group (excluding loans delinquent for more than 180 days).

In July 2020, the China Banking and Insurance Regulatory Commission promulgated a new regulation stating that regional banks that carry out internet lending business shall mainly serve local customers, prudently conduct business across administrative regions of registration, and effectively identify and monitor the development of business across administrative regions of registration. Given to the lack of exact definition regarding the regional banks in the existing laws and regulations, there are uncertainties as to how the regulation will be interpreted and implemented and its impact the Company's current business operations with funding partners that are deemed as regional banks.